Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule Of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of September 30,
	2020	2021	2021
	RMB	RMB	US$
Amounts due to third-parties	26,645	26,733	4,149
Income tax payables	12,292	12,446	1,932
Other tax payables	5,099	51,128	7,935
Salary and welfare payables	18,497	25,818	4,007
Deposits received from ride-hailing drivers	13,165	6,762	1,049
Purchase consideration payable	23,580	19,252	2,988
Others	6,466	7,037	1,090

Total	105,744	149,176	23,150